Income Taxes - Summary of Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Balance at beginning of period	$ 31,081	$ 23,150
Additions charges to costs and expenses	3,942	7,931
Balance at end of period	$ 35,023	$ 31,081